Income Taxes and Federal Duties - Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes (Parenthetical) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Taxes [Line Items]
Deferred tax effect of gains and losses	$ (800,284)
Accumulated effect on deferred tax of gains and losses from actuarial gains and losses	17,688,032	$ 16,887,748
PMI CIM [member]
Disclosure Of Income Taxes [Line Items]
Deferred tax effect of gains and losses	$ (2,024,413)		$ (124,285)